UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2007
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    January 24, 2007

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: $540,057,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHSTAR RLTY FIN CORP        COM              66704R100    12964  1453379 SH       SOLE                  1453379
ASBURY AUTOMOTIVE GROUP INC    COM              043436104    10935   726581 SH       SOLE                   726581
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    21572   747997 SH       SOLE                   747997
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     3850    62712 SH       SOLE                    62712
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2974       21 SH       SOLE                       21
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    20976     4429 SH       SOLE                     4429
CHUBB CORP                     COM              171232101     4581    83934 SH       SOLE                    83934
CROWN HOLDINGS INC             COM              228368106     8899   346951 SH       SOLE                   346951
COMCAST CORP NEW               Cl A             20030N101    13530   740941 SH       SOLE                   740941
COMCAST CORP NEW               CL A SPL         20030N200     8178   451327 SH       SOLE                   451327
CNA FINL CORP                  COM              126117100    14699   435914 SH       SOLE                   435914
CRYSTAL RIV CAP INC            COM              229393301     2839   196630 SH       SOLE                   196630
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208    16478  1773761 SH       SOLE                  1773761
DU PONT E I DE NEMOURS & CO    COM              263534109    12965   294053 SH       SOLE                   294053
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    18970    66298 SH       SOLE                    66298
FRANKLIN UNVL TR               SH BEN INT       355145103     5462   790520 SH       SOLE                   790520
WESTERN ASSET VAR RT STRG FD   COM              957667108    10190   646962 SH       SOLE                   646962
GENERAL COMMUNICATION INC      CL A             369385109    13002  1485929 SH       SOLE                  1485929
HOOPER HOLMES INC              COM              439104100     2069  1203189 SH       SOLE                  1203189
HUNTSMAN CORP                  COM              447011107      746    29025 SH       SOLE                    29025
HUNTSMAN CORP                  PFD MND CV 5%    447011206      443     9000 SH       SOLE                     9000
MORGAN STANLEY                 INSD CA MUN      61745P825     3752   272085 SH       SOLE                   272085
JOURNAL REGISTER CO            COM              481138105     6843  3888301 SH       SOLE                  3888301
LIBERTY GLOBAL INC             COM SER A        530555101      620    15824 SH       SOLE                    15824
LIBERTY GLOBAL INC             COM SER C        530555309    14039   383695 SH       SOLE                   383695
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    12454   106908 SH       SOLE                   106908
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104     5069   265680 SH       SOLE                   265680
LOEWS CORP                     COM              540424108    15586   309607 SH       SOLE                   309607
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      872   286966 SH       SOLE                   286966
MCCLATCHY CO                   CL A             579489105    14481  1156660 SH       SOLE                  1156660
MTR GAMING GROUP INC           COM              553769100     7890  1161962 SH       SOLE                  1161962
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    15874   933238 SH       SOLE                   933238
MERCK & CO INC                 COM              589331107     5861   100856 SH       SOLE                   100856
NASH FINCH CO                  COM              631158102     3976   112702 SH       SOLE                   112702
NORFOLK SOUTHERN CORP          COM              655844108     5155   102191 SH       SOLE                   102191
NEWS CORP                      CL A             65248E104     3868   188759 SH       SOLE                   188759
NUVEEN SELECT TAX FREE INCM    SH BEN INT       67063C106     4596   345053 SH       SOLE                   345053
OWENS ILL INC                  COM NEW          690768403     5210   105260 SH       SOLE                   105260
OWENS ILL INC                  PFD CONV $.01    690768502     5138   102804 SH       SOLE                   102804
PUTNAM MASTER INTER INCOME T   SH BEN INT       746909100     7440  1177255 SH       SOLE                  1177255
PARK OHIO HLDGS CORP           COM              700666100    15312   610033 SH       SOLE                   610033
Q E P INC                      COM              74727K102     3531   342521 SH       SOLE                   342521
RCN CORP                       COM NEW          749361200    11288   724047 SH       SOLE                   724047
SEA CONTAINERS LTD             CL A             811371707       39   490303 SH       SOLE                   490303
SAFEGUARD SCIENTIFICS INC      COM              786449108      870   483300 SH       SOLE                   483300
ISTAR FINL INC                 COM              45031U101    18659   716282 SH       SOLE                   716282
SK TELECOM LTD                 SPONSORED ADR    78440P108     5030   168566 SH       SOLE                   168566
SUREWEST COMMUNICATIONS        COM              868733106     1559    91151 SH       SOLE                    91151
SAFEWAY INC                    COM NEW          786514208    18236   533073 SH       SOLE                   533073
THORNBURG MTG INC              PFD CONV SER E   885218503      870    51913 SH       SOLE                    51913
THORNBURG MTG INC              PFD CONV SER F   885218701     1346    56075 SH       SOLE                    56075
TRAVELERS COMPANIES INC        COM              89417E109    20219   375820 SH       SOLE                   375820
TESORO CORP                    COM              881609101     3047    63869 SH       SOLE                    63869
VALERO ENERGY CORP NEW         COM              91913Y100    11375   162437 SH       SOLE                   162437
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    14522   389112 SH       SOLE                   389112
VERMONT PURE HOLDINGS LTD NEW  COM              924237100      810   491000 SH       SOLE                   491000
WINN DIXIE STORES INC          COM NEW          974280307     4595   272393 SH       SOLE                   272393
WILLIAMS COS INC DEL           COM              969457100    10197   284982 SH       SOLE                   284982
WESCO FINL CORP                COM              950817106     8255    20282 SH       SOLE                    20282
WHX CORP                       COM NEW          929248508      248    65208 SH       SOLE                    65208
LSI CORPORATION                NOTE 4.000% 5/1  502161AJ1     8524  9005000 SH       SOLE                  9005000
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7     1054  1200000 SH       SOLE                  1200000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     6671 14795000 SH       SOLE                 14795000
NEXTEL COMMUNICATIONS INC      NOTE 5.250% 1/1  65332VAY9    17631 17720000 SH       SOLE                 17720000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3    11123 13235000 SH       SOLE                 13235000